Financial instruments Liabilities - Warrants, Sensitivity (Details) - Subsidiary warrant liability - Level 3 of fair value hierarchy [member] - Discount Rate $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Financial Instruments - Warrants [Line Items]
Sensitivity Range	5.00%
Sensitivity Range	5.00%
Financial Liability Increase/ (Decrease)	$ 8,390
Financial Liability Increase/ (Decrease)	$ (4,222)